Commitments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of commitments [Abstract]
Schedule of operating leases and other contractual commitments
Commitments for minimum lease payments in relation to non-cancellable operating leases and purchase obligations as of June 30, 2019 were as follows:

	Operating Leases	Other Contractual Commitments	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2020	$38,790	$108,978	$147,768
Years ending 2021 - 2024	148,021	219,342	367,363
Thereafter	144,037	—	144,037
Total commitments	$330,848	$328,320	659,168